Retirement benefits - Benefit Payments, Pension (Detail) - Pension ₨ in Millions	Mar. 31, 2026 INR (₨)
Benefit payments
2027	₨ 109.0
2028	114.5
2029	142.0
2030	168.0
2031	161.9
2032-2036	₨ 870.2